Dec. 30, 2021
10.31 Fidelity Fixed-Income ETFs Combo PRO-08
Supplement to theFidelity® Corporate Bond ETF, Fidelity® Limited Term Bond ETF and Fidelity® Total Bond ETFDecember 30, 2021Prospectus
10.31 Fidelity Fixed-Income ETFs Combo PRO-08 | Fidelity® Corporate Bond ETF
Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.